15. SEGMENTED FINANCIAL INFORMATION: Schedule of Geographic information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current assets	$ 1,641,645	$ 1,745,543
Mineral exploration expenses	1,742,813	1,157,878	$ 3,395,193
Portugal
Non-current assets	1,498,490	1,586,395
Mineral exploration expenses	1,405,528	1,110,817
Kosovo
Non-current assets	143,155	159,148
Mineral exploration expenses	235,563	(22,016)
Germany
Mineral exploration expenses	29,621	0
Others
Mineral exploration expenses	$ 72,101	$ 69,077